Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net sales	R$ 13,295,895	R$ 11,494,136	R$ 24,848,816	R$ 20,952,738
Total of products
Disclosure of operating segments [line items]
Net sales			24,848,816	20,952,738
Market pulp (1)
Disclosure of operating segments [line items]
Net sales			18,899,505	16,594,855
Printing and writing paper (2)
Disclosure of operating segments [line items]
Net sales			3,912,113	3,738,388
Paperboard
Disclosure of operating segments [line items]
Net sales			2,017,848	586,651
Other
Disclosure of operating segments [line items]
Net sales			R$ 19,350	R$ 32,844
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue			0.70%	0.70%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue			5.60%	6.30%